Subsequent Event (Details Narrative) - Subsequent Event [Member] - Lease Agreements [Member]	12 Months Ended
Dec. 31, 2019 USD ($) ft²
Area of facility for lease | ft²	15,000
Address of lease property	Shuanglong Industrial Park, Huanxiu Subdistrict Office, Jimo District, Qingdao
Lease term period	The lease commenced on May 1, 2020 and expires on April 30, 2021.
Annual lease rent | $	$ 25,585